CONVERTIBLE PROMISSORY NOTES THIRD PARTIES (Details 1) - USD ($)	1 Months Ended		2 Months Ended
	Aug. 31, 2022	Jul. 31, 2021	Sep. 30, 2021
Amount converted		$ 55,500
Number of shares18		3,990,961
Number of shares	7,000,000
First Conversion [Member] | Power Up Note #1 [Member]
Debt Conversion, Converted Instrument, Amount		$ 15,000
Number of shares	7,000,000	925,926
Converion Price Per Share	$ 0.001	$ 0.0162	$ 0.0137
Second Conversion [Member] | Power Up Note #1 [Member]
Debt Conversion, Converted Instrument, Amount		$ 20,000
Number of shares		1,398,601	1,094,891
Converion Price Per Share		$ 0.0143	$ 0.0093
Third Conversion [Member] | Power Up Note #1 [Member]
Debt Conversion, Converted Instrument, Amount		$ 20,500
Number of shares		1,666,434	2,150,538
Converion Price Per Share		$ 0.0143